UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

Amendment No. 1

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   October 18, 2022 to November 18, 2022

Commission File Number of issuing entity:  333-195164-09

Central Index Key Number of issuing entity:  0001643550

Wells Fargo Commercial Mortgage Trust 2015-C29
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-195164

Central Index Key Number of depositor:  0000850779

Wells Fargo Commercial Mortgage Securities, Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000740906

Wells Fargo Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001592182

LMF Commercial, LLC (formerly known as Rialto Mortgage Finance, LLC)
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001624053

Argentic Real Estate Finance LLC (formerly known as Silverpeak Real Estate Finance LLC)
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001617874

Walker & Dunlop Commercial Property Funding I WF, LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001577313

National Cooperative Bank, N.A.
(Exact name of sponsor as specified in its charter)

Anthony J. Sfarra (212) 214-5600
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3971602
38-3971603
38-3971604
38-7135387
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, National Association
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-SB			X
A-S			X
X-A			X
X-B			X
B			X
C			X
PEX			X
D			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Explanatory Note:

This Form 10-D/A amends the registrant's Asset Backed Issuer Distribution Report on Form 10-D filed by the Registrant on December 2, 2022 (SEC Accession No. 0001888524-22-014896) (the “Original 10-D”). The purpose of this amendment is to revise information in the Monthly Distribution Report filed as Exhibit 99.1 to the Original 10-D relating to amounts payable to the Certificateholders.  The payment revision was made to include additional principal amounts received on the Ozinus Realty Property Portfolio Mortgage Loan (Loan Number 31 on Annex A-1 of the prospectus supplement of the registrant relating to the issuing entity filed on June 26, 2015 pursuant to Rule 424(b)(5)), which resulted in additional principal payments to the Class A-3 Certificateholders in the amount of $1,709,809.85 and additional principal payments to the Class A-SB Certificateholders in the amount of $105,102.66.  The additional payments were made to the Class A-3 and Class A-SB Certificateholders on December 13, 2022.

Item 1. Distribution and Pool Performance Information.

On November 18, 2022 a distribution was made to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2015-C29.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the Wells Fargo Commercial Mortgage Trust 2015-C29 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on November 18, 2022

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
0	N/A	1	$359,682.84

No assets securitized by Wells Fargo Commercial Mortgage Securities, Inc. (the "Depositor") and held by Wells Fargo Commercial Mortgage Trust 2015-C29 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from October 18, 2022 to November 18, 2022.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a "Rule 15Ga-1 Form ABS-15G") on November 10, 2022. The CIK number for the Depositor is 0000850779.

Wells Fargo Bank, National Association ("Wells Fargo"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on November 10, 2022. The Central Index Key number for Wells Fargo is 0000740906.

LMF Commercial, LLC (formerly known as Rialto Mortgage Finance, LLC) ("LMF"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 14, 2022. The Central Index Key number for LMF is 0001592182.

Argentic Real Estate Finance LLC (formerly known as Silverpeak Real Estate Finance LLC) ("Argentic"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 8, 2022. The Central Index Key number for Argentic is 0001624053.

Walker & Dunlop Commercial Property Funding I WF, LLC ("Walker"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 18, 2022. The Central Index Key number for Walker is 0001617874.

National Cooperative Bank, N.A. ("NCB "), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 14, 2022. The Central Index Key number for NCB  is 0001577313.

Part II - OTHER INFORMATION

Item 7. Change in Sponsor Interest in the Securities.

None

Item 9. Other Information.

Computershare Trust Company, N.A., as agent for Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Wells Fargo Commercial Mortgage Trust 2015-C29, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date	10/17/2022	$3,035.91
Current Distribution Date	11/18/2022	$3,119.40

Interest Reserve Account Balance
Prior Distribution Date	10/17/2022	$0.00
Current Distribution Date	11/18/2022	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1) Amended monthly report distributed to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2015-C29, relating to the November 18, 2022 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.
(Depositor)

/s/ Anthony Sfarra
Anthony Sfarra, President

Date: December 13, 2022